Cover	Jul. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2025
Entity File Number	333-285670
Registrant Name	Readvantage Corp.
Entity Central Index Key	0002057381
Entity Tax Identification Number	32-0744491
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	801 Travis Street, Suite 2101
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77002
City Area Code	816
Local Phone Number	3276170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
extended transition period	false